Consolidated Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (note 3)	16,169,479	28,718,815
Short-term investments (note 3)	6,927,523	5,122,289
Marketable securities	13,125	93,375
Amounts receivable	16,018	19,025
Restricted cash (note 4)	801,836
Prepaid expenses	107,481	99,927
Assets, Current, Total	24,035,462	34,053,431
Restricted cash (note 4)	3,518,347	3,845,050
Mineral properties (note 5)	32,107,341	31,961,598
Capital assets (note 6)	3,534,309	3,209,627
Equity investment (note 7)	2,654,673	2,936,459
Assets, Noncurrent, Total	41,814,670	41,952,734
Assets, Total	65,850,132	76,006,165
Current liabilities
Accounts payable and accrued liabilities (note 8)	1,045,236	831,297
Asset retirement obligation (note 9)	561,964	503,101
Liabilities, Current, Total	1,607,200	1,334,398
Share Capital
Class A preferred shares, without par value, unlimited shares authorized. No shares issued and outstanding
Common shares, without par value, unlimited shares authorized. Shares issued and outstanding: 103,675,444 at December 31, 2011 and 101,998,012 at December 31, 2010	160,432,843	155,247,469
Warrants	44,271	44,271
Contributed surplus	13,091,172	12,448,505
Deficit	(109,325,354)	(93,068,478)
Stockholders' Equity Attributable to Parent, Total	64,242,932	74,671,767
Liabilities and Equity, Total	65,850,132	76,006,165